Acquisition and sale of businesses and brands and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) £ in Millions, Ksh in Millions, $ in Millions	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2021 GBP (£)	Mar. 23, 2023	Jun. 30, 2023 GBP (£)	Oct. 20, 2020	Mar. 24, 2023 GBP (£)	Mar. 24, 2023 KES (Ksh)	Jun. 30, 2022 GBP (£)	Nov. 06, 2020 GBP (£)	Nov. 06, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 316	£ 358		£ 316				£ 88
Proportion of ownership interest in subsidiary				100.00%
Consideration paid	£ 397	£ 613		£ 397				£ 162
East African Breweries Limited | Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired		30.00%
Consideration paid									£ 42	$ 55
Shareholder loans									£ 16
Diageo Kenya Limited | East African Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired						14.97%	14.97%
Cash transferred						£ 142	Ksh 22,732
Proportion of ownership interest in subsidiary	65.00%		50.03%
Acquisition transaction cost	£ 4
Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		47.00%			40.20%
East African Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	65.00%		50.03%